Revenues - Schedule of Revenues Disaggregated by Service Lines (Details)	12 Months Ended
	Apr. 30, 2025 JPY (¥)	Apr. 30, 2025 USD ($)	Apr. 30, 2024 JPY (¥)	Apr. 30, 2023 JPY (¥)
OPERATING REVENUES
TOTAL OPERATING REVENUES	¥ 440,361,163	$ 3,087,437	¥ 179,355,651	¥ 46,568,529
Software and system development services [Member]
OPERATING REVENUES
OPERATING REVENUES	375,349,324	2,631,630	125,618,177	21,874,517
TOTAL OPERATING REVENUES	375,349,324	2,631,630	125,618,177	21,874,517
Consulting and solution services [Member]
OPERATING REVENUES
OPERATING REVENUES	65,011,839	455,807	2,800,620	22,435,120
TOTAL OPERATING REVENUES	65,011,839	455,807	2,800,620	22,435,120
Sale of NFTs [Member]
OPERATING REVENUES
OPERATING REVENUES			50,936,854	2,258,892
TOTAL OPERATING REVENUES			¥ 50,936,854	¥ 2,258,892